Summary of Significant Accounting Policies - Schedule of Plant and Equipment Using the Straight-Line Method (Details)	Dec. 31, 2025
Plant machineries [Member] | Minimum [Member]
Schedule of Plant and Equipment Using the Straight-Line Method [Line Items]
Plant and equipment, useful life	5 years
Plant machineries [Member] | Maximum [Member]
Schedule of Plant and Equipment Using the Straight-Line Method [Line Items]
Plant and equipment, useful life	10 years
Motor Vehicles [Member]
Schedule of Plant and Equipment Using the Straight-Line Method [Line Items]
Plant and equipment, useful life	5 years
Office equipment [Member] | Minimum [Member]
Schedule of Plant and Equipment Using the Straight-Line Method [Line Items]
Plant and equipment, useful life	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Plant and Equipment Using the Straight-Line Method [Line Items]
Plant and equipment, useful life	5 years